Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement operations and comprehensive loss - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member]
Condensed Income Statements, Captions [Line Items]
Net loss			$ (3,881,651)
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member] | Class A Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding			20,547,368
Basic and diluted loss per share
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member] | Class B Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding			5,055,914
Basic and diluted loss per share	(1.08)	1.36	$ (0.55)	0.28
Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Net loss
Adjustment [Member] | Class A Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding			(12,151,669)
Basic and diluted loss per share	(0.22)	0.27	$ (0.29)	0.06
Adjustment [Member] | Class B Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding
Basic and diluted loss per share	0.86	(1.09)	$ 0.26	(0.22)
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Net loss			$ (3,881,651)
As Restated [Member] | Class A Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding			8,395,699
Basic and diluted loss per share	(0.22)	0.27	$ (0.29)	0.06
As Restated [Member] | Class B Common Stock [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average shares outstanding			5,055,914
Basic and diluted loss per share	$ (0.22)	$ 0.27	$ (0.29)	$ 0.06